Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Schedule of disaggregation of revenue from contracts with customers

EUR’000	2024	2023	2022
Revenue disaggregation
Time charter services and transportation and installation services	226,545	99,841	104,578
Other revenue, including fees earned for early termination by customers of contracts	22,193	8,781	1,846
Total revenue	248,738	108,622	106,424

Schedule of transaction price allocated to remaining performance obligations

EUR’000	2024	2023	2022
Beginning of financial year	13,881	3,157	16,156
Acquisition of businesses	—	1,913	—
Deferred during the period	45,360	10,670	2,857
Recognised as revenue during the period	(11,928)	(1,859)	(15,856)
Exchange differences	24	—	—
Total deferred revenue at end of period	47,337	13,881	3,157
Current	45,590	12,103	1,831
Non-current	1,747	1,778	1,326

Schedule of Contract backlog

	Within 1	After 1
EUR million	year	year	Total
Contract backlog
Firm	372	1,534	1,906
Subject to exercise of counterparty options (non-contingent)	28	187	215
Subject to exercise of counterparty options (contingent)	28	187	215
Total as of 31 December 2024	428	1,908	2,336
Firm	176	1,201	1,377
Subject to exercise of counterparty options (non-contingent)	16	163	179
Subject to exercise of counterparty options (contingent)	16	163	179
Total as of 31 December 2023	208	1,527	1,735
Contract backlog as of 31 December 2022
Firm	81	574	655
Subject to exercise of counterparty options (non-contingent)	2	123	125
Subject to exercise of counterparty options (contingent)	2	123	125
Total as of 31 December 2022	85	820	905